MARKETABLE SECURITIES (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
MARKETABLE SECURITIES
Shares of Ecologic Transportation held in marketable securities portfolio					150,000	150,000
Marketable securities	$ 12,000		$ 12,000		$ 30,000	$ 18,000
Unrealized gain (loss) on marketable securities	$ (9,000)	$ 15,000	$ (18,000)	$ 36,000	$ 12,000	$ (3,000)